LOANS, NET - Composition of the gross credit balance (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS, NET
Direct loans	S/ 136,663,825	S/ 114,807,958
Indirect loans, Note 21(a)	20,973,810	21,081,035
Banker's acceptances outstanding	455,343	535,222
Total	S/ 158,092,978	S/ 136,424,215